Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair values of Group's Financial Instruments

Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the unaudited interim condensed consolidated financial statements.

	Carrying amount per measurement category
	Financial assets as of June 30, 2025		Financial liabilities as of June 30, 2025
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 7 not applicable and IFRS 16	June 30, 2025
Current/non-current assets
Cash and cash equivalents	—	256,635	—	—	—	256,635
Short-term deposits*	—	221,551	—	—	—	221,551
Accounts receivables	—	1,962	—	—	—	1,962
Other current/non-current assets*	—	1,649	—	—	23,139	24,788
Current/non-current liabilities
Accounts payables	—	—	—	18,701	—	18,701
Other current liabilities	—	—	—	50	6,712	6,762
Liabilities for warrants	—	—	—	—	—	—
Lease liabilities	—	—	—	—	17,116	17,116
Total	—	481,797	—	18,751	46,967

	Carrying amount per measurement category
	Financial assets as of December 31, 2024		Financial liabilities as of December 31, 2024
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 7 not applicable and IFRS 16	December 31, 2024
Current/non-current assets
Cash and cash equivalents	—	236,748	—	—	—	236,748
Short-term deposits*	—	367,704	—	—	—	367,704
Accounts receivables	—	5,857	—	—	—	5,857
Other current/non-current assets*	—	1,244	—	—	19,252	20,496
Current/non-current liabilities
Accounts payables	—	—	—	20,693	—	20,693
Other current liabilities	—	—	—	50	6,755	6,805
Liabilities for warrants	—	—	1,730	—	—	1,730
Lease liabilities	—	—	—	—	16,203	16,203
Total	—	611,553	1,730	20,743	42,210

* “Short-term deposits” are classified within the balance sheet item “Other financial assets”. Other current/non-current assets comprise mainly of deposits.